OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2021
OTHER NON-CURRENT LIABILITIES [Abstract]
Other Non-Current Liabilities

		June 30,	June 30,
	Note	2021	2020
		(US$’000)
Defined benefit scheme	14.1	950	677
Warrant liability	28	7,784	3,889
Phantom stock plan	19.2	514	411
Other	14.2	1,890	2,081
		11,138	7,058

Principal Assumptions used for Purposes of Actuarial Valuations

The principal assumptions used for the purposes of the actuarial valuations are as follows:

	June 30,	June 30,
	2021	2020
	%	%
Discount rates	4.87%	3.98%
Expected rate of salary increase	3.00%	2.00%

Amounts Recognized in Statement of Profit or Loss and Other Comprehensive Income in Respect of Defined Benefit Scheme

Amounts recognized in the consolidated statement of profit or loss and other comprehensive income in respect of defined benefit scheme are as follows:

	June 30,	June 30,	June 30,
	2021	2020	2019
	(US$’000)
Current service cost	209	100	107
Interest on obligation	19	21	22
Total	228	121	129

Amount Included in Statement of Financial Position in Other Non-Current Liabilities Arising from Defined Benefit

The amount included in the statement of financial position in other non-current liabilities arising from defined benefit obligations is as follows:

	June 30,	June 30,
	2021	2020
	(US$’000)
Present value of unfunded defined benefit obligation	950	677
Net liability arising from defined benefit obligation	950	677

Movement in Present Value of Defined Benefit Obligation

The movement in the present value of the defined benefit obligation in the current year is as follows:

	June 30,	June 30,
	2021	2020
	(US$’000)
Present value of defined benefit obligation at the beginning of the year	677	356
Foreign exchange movements	19	16
Current service cost	209	100
Interest cost	19	21
Actuarial gains	26	184
Present value of defined benefit obligation at the end of the year	950	677